Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0001861132
Registrant Name	BMO Commercial Mortgage Securities LLC
Registration File Number	333-280224
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A